Trade Accounts Receivable, Net - Summary of Trade Accounts Receivable from Customers (Detail) € in Millions, R$ in Millions, $ in Millions	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net		$ 717.1			$ 665.4
Currency risk [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net		717.1			665.4
U.S. dollar [member] | Currency risk [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net		456.7			527.7
Euro [member] | Currency risk [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net | €			€ 116.2			€ 68.0
Reais [member] | Currency risk [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net | R$	R$ 138.2			R$ 69.6
Other currencies [member] | Currency risk [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net		$ 6.0			$ 0.1